Commitments and Contingencies Capital Commitments - Investment commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingencies
Investment commitments	¥ 25,610	¥ 124,410